Finance debt - Non-current and current finance debt maturity profile (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 24,945	$ 23,264	$ 26,423
Weighted average maturity (years)	November 2049
Weighted average annual interest rate (%)	3.25%
Current finance debt [abstract]
Collateral liabilities		585	213
Non-current finance debt due within one year		3,152	1,380
Other including US Commercial paper programme and bank overdraft		350	870
Total current finance debt		4,087	2,463	$ 3,532
Commerical paper program issuance		$ 340	$ 842
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)		9 years	9 years
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)		3.53%	3.67%
Weighted average [member] | Ineterest Rate Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)		2.39%	1.62%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 4,156	$ 4,003
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		5,680	3,736
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 15,109	$ 15,525